RETAIL STORES AND KIOSKS - Schedule of Purchase Price Allocations Based on Management's Knowledge of Retail Businesses Acquired (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Retail Stores And Kiosks - Schedule Of Purchase Price Allocations Based On Managements Knowledge Of Retail Businesses Acquired Details
Value of aggregate net consideration paid:		$ 639,393
Inventory	$ 44,000	44,000
Other Assets	3,400	3,400
Goodwill	$ 592,000	591,993
Total allocation to tangible assets and goodwill		$ 639,393